Changes in accounting policies - Summary of reconciliation from operating lease commitments (Detail) £ in Thousands	Dec. 31, 2018 GBP (£)
Statement [line items]
Operating lease commitments	£ 536
Effect of discounting	(944)
Reassessment of lease term under IFRS 16	2,942
IFRS 16
Statement [line items]
Lease liabilities recognised	£ 2,534